COMMITMENTS AND CONTINGENCIES - Service Agreement (Details)										12 Months Ended
	Nov. 20, 2025 USD ($)	Nov. 20, 2025 EUR (€)	Nov. 10, 2025 USD ($)	Nov. 10, 2025 EUR (€)	Jul. 15, 2025 USD ($)	Aug. 26, 2024 shares	Aug. 05, 2024 shares	May 14, 2024 shares	Jan. 30, 2024 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 EUR (€)	Nov. 20, 2025 GBP (£)	Nov. 10, 2025 EUR (€)	Aug. 01, 2025 USD ($)	Aug. 01, 2025 EUR (€)	Jul. 15, 2025 JPY (¥)	Dec. 31, 2023 shares
H5 S.A.R.L.
COMMITMENTS AND CONTINGENCIES
Net revenue sharing percentage	30.00%	30.00%
Derivative revenue sharing percentage	15.00%	15.00%
First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration								27
Percentage of shares issuable									0.20%
Ordinary shares, shares outstanding																		13,344,000,000
Threshold notice period										3 months	3 months	3 months
Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration						27
Percentage of shares issuable							0.20%
Ordinary shares, shares outstanding																		13,344,000,000
Threshold notice period										3 months	3 months	3 months
Kengo Kuma & Associates
COMMITMENTS AND CONTINGENCIES
Agreement, term					18 months
Fixed fees payable					$ 370,000												¥ 58,000,000
Isabel Herguera Garca and Gianmarco Serra
COMMITMENTS AND CONTINGENCIES
Contractual obligation															$ 13,000	€ 10,000
Abano Producions S.L. | Minimum
COMMITMENTS AND CONTINGENCIES
Production budget, amount			$ 282,000	€ 210,000
Abano Producions S.L. | Maximum
COMMITMENTS AND CONTINGENCIES
Production budget, amount			417,000	€ 310,000
Abano Producions S.L. | Scriptwriting
COMMITMENTS AND CONTINGENCIES
Fixed fees payable			13,000											€ 10,000
Abano Producions S.L. | Graphic style development
COMMITMENTS AND CONTINGENCIES
Fixed fees payable			$ 4,000											€ 3,000
H5 S.A.R.L.
COMMITMENTS AND CONTINGENCIES
Agreement, term	10 years	10 years
Contractual obligation	$ 34,000												£ 25,000
Payments for contractual obligations										$ 17,000		€ 12,500
Net revenue sharing percentage	70.00%	70.00%
Derivative revenue sharing percentage	85.00%	85.00%
H5 S.A.R.L. | Minimum
COMMITMENTS AND CONTINGENCIES
Production budget, amount	$ 336,000	€ 250,000
H5 S.A.R.L. | Maximum
COMMITMENTS AND CONTINGENCIES
Production budget, amount	$ 403,000	€ 300,000
Upon signing the agreement | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration									27
Upon signing the agreement | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration							27
Upon signing the agreement | Kengo Kuma & Associates
COMMITMENTS AND CONTINGENCIES
Payments of fixed fee										$ 74,000	¥ 11,600,000
Percentage of payments upon occurrence of events					20.00%												20.00%
Upon signing the agreement | Isabel Herguera Garca and Gianmarco Serra
COMMITMENTS AND CONTINGENCIES
Percentage of payments upon occurrence of events															50.00%	50.00%
Upon completion of the design, planning, and construction report | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration									27
Upon completion of the design, planning, and construction report | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration							27
Upon completion of the design, planning, and construction report | Kengo Kuma & Associates
COMMITMENTS AND CONTINGENCIES
Percentage of payments upon occurrence of events					50.00%												50.00%
Within one year following the second issuance of shares | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration									27
Within one year following the second issuance of shares | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration							27
Upon completion of the overall development of the Fernie Castle project | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration									27
Upon completion of the overall development of the Fernie Castle project | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration							27
Upon mid-term presentation | Kengo Kuma & Associates
COMMITMENTS AND CONTINGENCIES
Percentage of payments upon occurrence of events					30.00%												30.00%
Upon final delivery and acceptance of script | Isabel Herguera Garca and Gianmarco Serra
COMMITMENTS AND CONTINGENCIES
Percentage of payments upon occurrence of events															50.00%	50.00%